Maturity analysis for derivatives (Details) - Derivatives - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivatives [Line Items]
Derivatives	[1]	₩ 879,379	₩ 807,217
Less than 1 month
Disclosure of maturity analysis for derivatives [Line Items]
Derivatives	[1]	419,951	407,885
1~3 months
Disclosure of maturity analysis for derivatives [Line Items]
Derivatives	[1]	29,829	9,640
3~6 months
Disclosure of maturity analysis for derivatives [Line Items]
Derivatives	[1]	75,483	34,228
6 months ~ 1 year
Disclosure of maturity analysis for derivatives [Line Items]
Derivatives	[1]	149,274	18,196
1~5 years
Disclosure of maturity analysis for derivatives [Line Items]
Derivatives	[1]	103,770	160,292
More than 5 years
Disclosure of maturity analysis for derivatives [Line Items]
Derivatives	[1]	₩ 101,072	₩ 176,976

[1]	These amounts include cash flows of principal and interest on financial assets.